As filed with the Securities and Exchange Commission on February 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

Shenkman Floating Rate High Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 84.90%
AEROSPACE & DEFENSE - 2.13%
B/E Aerospace, Inc. 4.00%, 12/16/2021 (a)	$1,877,732	$1,879,611
CPI International, Inc. 4.25%, 11/17/2017 (a)	1,211,991	1,193,811
Sequa Corp. 5.25%, 06/19/2017 (a)	2,619,357	1,832,463
TransDigm Group, Inc. 3.75%, 06/04/2021 (a)	492,500	481,155
TransDigm, Inc. 3.50%, 05/13/2022 (a)	253,047	245,682
		5,632,722
AUTOMOTIVE - 2.52%
Affinia Group, Inc. 5.063%, 04/27/2020 (a)	676,435	675,593
American Tire Distributors, Inc. 5.25%, 09/01/2021 (a)	698,241	688,934
Camping World 5.25%, 02/20/2020 (a)	1,369,481	1,354,074
Federal-Mogul Corp. 4.75%, 04/15/2021 (a)	696,297	617,093
Metaldyne, LLC 3.75%, 10/20/2021 (a)	848,163	831,467
Navistar, Inc. 6.50%, 08/17/2017 (a)	875,000	775,106
Tower Automotive Holdings USA, LLC 4.00%, 04/23/2020 (a)	972,982	934,062
Velocity Pooling Vehicle 5.00%, 05/14/2021 (a)(d)	1,146,053	790,776
		6,667,105
BEVERAGE & FOOD - 0.59%
AdvancePierre Foods, Inc. 5.75%, 07/10/2017 (a)	602,807	601,863
Dole Food Co., Inc. 4.50%, 11/01/2018 (a)	871,724	867,911
Performance Food Group, Inc. 6.753%, 11/14/2019 (a)	84,708	84,708
		1,554,482
BUILDING MATERIALS - 1.73%
CPG International, Inc. 4.75%, 09/30/2020 (a)	1,572,386	1,485,905
HD Supply, Inc. 3.75%, 08/06/2021 (a)	708,225	693,473
Headwaters, Inc. 4.50%, 03/11/2022 (a)	1,890,500	1,883,410
Quikrete Holdings, Inc. 4.00%, 09/28/2020 (a)	519,940	514,985
		4,577,773
CHEMICALS - 3.59%
Chemours Co. 3.75%, 05/09/2022 (a)	696,500	641,358
ColourOz MidCo S.à.r.l.
4.50%, 09/07/2021 (a)	1,176,019	1,156,615
4.50%, 09/07/2021 (a)	194,410	191,202
Ennis-Flint
4.25%, 03/31/2021 (a)	908,993	884,755
7.75%, 09/30/2021 (a)	1,016,789	945,614
Kronos Worldwide, Inc. 4.00%, 02/18/2020 (a)	1,211,991	1,101,900
MacDermid, Inc. 5.50%, 06/05/2020 (a)	986,634	956,857
Nexeo Solutions, LLC 5.00%, 09/08/2017 (a)	1,420,409	1,359,601
Orica Chemicals 7.25%, 01/13/2022 (a)	718,008	703,648
Orion Engineered Carbons 5.00%, 07/23/2021 (a)	364,838	365,066
Solenis International, LP
4.25%, 07/31/2021 (a)	609,080	587,384
7.75%, 07/29/2022 (a)	750,184	602,961
		9,496,961
CONSUMER PRODUCTS - 1.55%
1-800 Contacts 4.25%, 01/29/2021 (a)	490,017	488,333
Atrium Innovations, Inc. 4.25%, 02/16/2021 (a)	605,996	562,061
Energizer Holdings, Inc. 2.75%, 05/06/2022 (a)	1,122,188	1,095,536
KIK Custom Products, Inc. 6.00%, 08/18/2022 (a)	1,795,500	1,748,369
Prestige Brands, Inc. 3.509%, 09/03/2021 (a)	203,842	203,035
		4,097,334

	Principal	Fair
	Amount	Value
ENVIRONMENTAL - 2.16%
ADS Waste Holdings, Inc. 3.75%, 10/09/2019 (a)	$2,579,345	$2,503,576
Waste Industries USA, Inc. 4.25%, 02/02/2022 (a)	1,985,000	1,985,000
Wheelabrator Technologies
5.00%, 12/17/2021 (a)	1,217,124	1,094,396
5.00%, 12/17/2021 (a)	54,094	48,640
8.25%, 12/19/2022 (a)	100,000	78,000
		5,709,612
FINANCE - INSURANCE - 1.69%
Acrisure, LLC 6.50%, 05/07/2022 (a)	1,492,954	1,435,103
AssuredPartners, Inc. 5.75%, 10/21/2022 (a)	1,120,000	1,114,870
Hub International Ltd. 4.00%, 10/02/2020 (a)	1,308,625	1,238,699
USI, Inc. 4.25%, 12/27/2019 (a)	705,767	685,476
		4,474,148
FINANCE - SERVICES - 2.46%
AlixPartners LLP 4.50%, 07/23/2022 (a)	2,244,375	2,231,762
Duff & Phelps Corp. 4.75%, 04/23/2020 (a)	700,633	687,205
RCS Capital Corp. 7.50%, 04/29/2019 (a)(d)	1,546,607	1,306,883
Virtu Financial 5.25%, 11/08/2019 (a)	505,088	502,563
Walter Investment Management Corp. 4.75%, 12/18/2020 (a)	2,040,088	1,765,961
		6,494,374
FOOD & DRUG RETAILERS - 1.63%
Albertson's Holdings, LLC 5.50%, 08/25/2021 (a)	976,108	969,524
Albertsons, LLC 5.50%, 12/21/2022 (a)(d)	572,727	570,150
BJ's Warehouse Club, Inc. 4.50%, 09/26/2019 (a)	2,876,108	2,764,659
		4,304,333
FORESTRY & PAPER - 0.26%
NewPage Corp. 9.50%, 02/11/2021 (a)	1,897,517	693,789

GAMING - 3.82%
Amaya B.V. 5.00%, 08/02/2021 (a)	2,849,393	2,692,676
American Casino & Entertainment Properties, LLC 4.75%, 06/24/2022 (a)	1,243,750	1,243,750
Aristocrat Leisure Ltd. 4.75%, 10/20/2021 (a)	2,013,000	2,007,968
Mohegan Tribal Gaming Authority 5.50%, 11/19/2019 (a)	1,526,465	1,497,027
Scientific Games International, Inc. 6.00%, 10/18/2020 (a)	2,474,861	2,272,009
Station Casinos, LLC 4.25%, 03/02/2020 (a)	406,693	399,450
		10,112,880
GENERAL INDUSTRIAL MANUFACTURING - 2.23%
Doosan Infracore International, Inc. 4.50%, 05/28/2021 (a)	1,427,406	1,414,024
Filtration Group Corp. 4.25%, 11/20/2020 (a)	492,767	480,243
Gardner Denver, Inc. 4.25%, 07/30/2020 (a)	2,158,318	1,949,501
North American Lifting (TNT) Holdings, Inc. 5.50%, 11/27/2020 (a)	996,417	732,366
WTG Holdings III Corp. 4.75%, 01/15/2021 (a)	1,347,681	1,327,465
		5,903,599
HEALTHCARE - 9.78%
Acadia Healthcare 4.25%, 02/28/2022 (a)	1,378,706	1,378,706
Air Medical Group Holdings, Inc. 4.50%, 04/01/2022 (a)	995,000	965,777
BSN Medical Luxembourg Holding S.à.r.l. 4.00%, 08/28/2019 (a)	296,806	294,455
Catalent Pharma Solutions 4.25%, 05/20/2021 (a)	1,319,323	1,311,546
Concordia Healthcare Corp. 5.25%, 10/21/2021 (a)	975,000	939,052
Curo Health Services Holdings, Inc. 6.50%, 02/28/2022 (a)	1,265,438	1,255,156
Endo Financial LLC/Endo Finco, Inc. 3.75%, 09/26/2022 (a)	1,550,000	1,532,563
Envision Healthcare Corp. 4.50%, 10/28/2022 (a)	570,000	567,578
Greatbatch Ltd. 5.25%, 10/27/2022 (a)	835,000	829,001
HC Group Holdings III, Inc. 6.00%, 04/07/2022 (a)	693,263	690,663
Healogics, Inc. 5.25%, 07/01/2021 (a)	1,237,469	993,069
Hill-Rom Holdings, Inc. 3.50%, 08/04/2022 (a)	753,688	754,897
Mallinckrodt International Finance S.A. 3.50%, 03/19/2021 (a)	685,406	671,126
MultiPlan, Inc. 3.75%, 03/31/2021 (a)	2,193,214	2,140,214
Patheon, Inc. 4.25%, 03/11/2021 (a)	2,988,257	2,889,733
Pharmaceutical Product Development, LLC 4.25%, 08/18/2022 (a)	1,044,750	1,017,978
Phibro Animal Health Corp. 4.00%, 04/16/2021 (a)	443,250	436,417

Principal	Fair
	Amount	Value
HEALTHCARE - 9.78% - Continued
Quintiles Transnational Corp. 3.25%, 05/31/2022 (a)	$933,283	$932,891
RPI Finance Trust 3.50%, 11/09/2020 (a)	1,768,889	1,765,023
Team Health, Inc. 4.50%, 11/23/2022 (a)	975,000	973,479
Valeant Pharmaceuticals International, Inc.
2.191%, 10/20/2018 (a)	100,687	97,751
3.50%, 02/13/2019 (a)	340,265	329,024
3.75%, 08/05/2020 (a)	1,424,148	1,370,031
4.00%, 03/11/2022 (a)	1,786,500	1,722,855
		25,858,985
LEISURE & ENTERTAINMENT - 1.39%
CDS U.S. Intermediate Holdings, Inc. 5.00%, 06/25/2022 (a)	997,500	943,465
Formula One Group 4.75%, 07/30/2021 (a)	2,466,427	2,392,435
Seaworld T/l B (new) 3.00%, 05/14/2020 (a)	374,018	350,797
		3,686,697
MEDIA - BROADCAST - 3.99%
Cumulus Media Holdings, Inc. 4.25%, 12/23/2020 (a)	1,719,370	1,315,318
Hubbard Radio, LLC 4.25%, 05/20/2022 (a)	1,383,333	1,286,500
Ion Media Networks, Inc. 4.75%, 12/18/2020 (a)	1,605,114	1,585,049
Media General, Inc. 4.00%, 07/31/2020 (a)	385,024	381,173
Mission Broadcasting, Inc. 3.75%, 10/01/2020 (a)	675,346	672,534
Nexstar Broadcasting, Inc. 3.75%, 10/01/2020 (a)	765,853	762,664
Quincy Newspapers, Inc. 5.506%, 11/02/2022 (a)	821,700	812,801
Tribune Media Co. 3.75%, 12/27/2020 (a)	1,492,500	1,473,844
Univision Communications, Inc. 4.00%, 03/01/2020 (a)	2,281,332	2,236,846
		10,526,729
MEDIA - CABLE - 4.40%
Block Communications, Inc. 5.50%, 11/05/2021 (a)	1,481,250	1,470,140
Charter Communications Operating, LLC 3.50%, 01/23/2023 (a)	1,500,000	1,500,630
CSC Holdings, LLC 5.00%, 09/23/2022 (a)	700,000	700,221
MCC Iowa, LLC 3.25%, 01/29/2021 (a)	585,000	576,594
RCN Corp. 4.25%, 02/28/2020 (a)	546,549	539,717
The Weather Channel Corp. 7.00%, 06/26/2020 (a)	750,000	748,830
TWCC Holding Corp. 5.75%, 02/13/2020 (a)	972,709	973,230
UPC Broadband 3.25%, 06/30/2021 (a)	275,000	270,489
WaveDivision Holdings, LLC 4.00%, 10/15/2019 (a)	443,166	437,256
WideOpenWest Finance, LLC 4.50%, 04/01/2019 (a)	1,821,503	1,760,600
Ziggo B.V.
3.50%, 01/15/2022 (a)	1,009,966	982,823
3.50%, 01/15/2022 (a)	1,070,401	1,041,634
3.50%, 01/15/2022 (a)	650,841	633,350
		11,635,514
MEDIA DIVERSIFIED & SERVICES - 3.90%
Ancestry.com, Inc. 5.00%, 08/10/2022 (a)	1,122,188	1,115,875
Catalina Marketing Corp.
4.50%, 04/09/2021 (a)	1,047,553	843,280
7.75%, 04/11/2022 (a)	712,592	407,959
IMG Worldwide, Inc.
5.25%, 05/06/2021 (a)	2,225,935	2,192,545
8.25%, 05/06/2022 (a)	970,987	869,033
Learfield Communications, Inc. 4.50%, 10/09/2020 (a)	1,813,592	1,804,524
Match Group, Inc. 5.50%, 11/16/2022 (a)	1,100,000	1,089,000
Warner Music Group 3.75%, 07/01/2020 (a)	2,092,582	1,989,261
		10,311,477
METALS & MINING EXCLUDING STEEL - 0.73%
FMG Resources 3.75%, 06/28/2019 (a)	773,660	577,568
Novelis, Inc. 4.00%, 05/27/2022 (a)	695,128	664,717
Westmoreland Coal Co. 7.50%, 12/16/2020 (a)	1,127,892	697,415
		1,939,700

	Principal	Fair
	Amount	Value
NON-FOOD & DRUG RETAILERS - 3.75%
ABG Intermediate Holdings 5.50%, 05/27/2021 (a)	$1,036,101	$1,022,290
ABG Intermediate Holdings 2, LLC 5.50%, 05/27/2021 (a)	166,503	164,284
Ascena Retail Group, Inc. 5.25%, 07/29/2022 (a)	1,040,000	977,600
J. Crew Group, Inc. 4.00%, 03/05/2021 (a)	951,334	619,794
Jo-Ann Stores, Inc. 4.00%, 03/16/2018 (a)	1,448,205	1,361,313
LA Fitness International, LLC 5.50%, 07/01/2020 (a)	615,393	570,263
Leslie's Poolmart, Inc. 4.25%, 10/16/2019 (a)	773,857	756,252
Michaels Stores, Inc. 4.00%, 01/28/2020 (a)	243,309	242,193
National Vision, Inc. 4.00%, 03/12/2021 (a)	706,034	680,440
Neiman Marcus Group, Inc. 4.25%, 10/23/2020 (a)	1,905,508	1,692,129
PetSmart, Inc. 4.25%, 03/11/2022 (a)	1,865,625	1,821,083
		9,907,641
OIL & GAS - 1.40%
American Energy - Marcellus, LLC 8.50%, 08/04/2021 (a)(d)	1,204,382	28,098
Callon Petroleum Co. 8.50%, 10/07/2021 (a)	770,987	736,292
Drillships Ocean Ventures, Inc. 5.50%, 07/26/2021 (a)	1,218,159	581,671
Fieldwood Energy, LLC 8.375%, 09/30/2020 (a)	595,760	95,024
Floatel Delaware, LLC 6.00%, 06/29/2020 (a)	1,875,239	855,109
HGIM Corp. 5.50%, 06/18/2020 (a)	1,523,020	906,197
Pacific Drilling S.A. 4.50%, 06/03/2018 (a)	543,369	239,083
Seadrill Partners, LLC 4.00%, 02/21/2021 (a)(d)	604,454	254,877
		3,696,351
PACKAGING - 3.12%
Berry Plastics Corp. 3.50%, 02/10/2020 (a)	698,205	686,542
Berry Plastics Group, Inc. 4.00%, 10/31/2022 (a)	705,926	701,037
BWAY Intermediate Co., Inc. 5.50%, 08/14/2020 (a)	158,791	153,135
Exopack Holding Corp. 4.50%, 5/8/2019 (a)(d)	1,272,979	1,239,563
Husky Injection Molding Systems Ltd. 4.25%, 06/30/2021 (a)	908,893	875,946
Mauser U.S. Holdings, Inc.
4.50%, 07/31/2021 (a)(b)	609,080	597,507
8.25%, 07/29/2022 (a)(b)	866,789	777,224
Onex Wizard Acquisition Co. I S.à.r.l. 4.25%, 01/29/2022 (a)	1,412,882	1,393,786
Pregis Corp. 4.50%, 05/20/2021 (a)	246,190	242,497
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.50%, 12/01/2018 (a)	675,000	669,587
Signode Industrial Group Lux S.A. 3.75%, 04/30/2021 (a)	947,959	916,359
		8,253,183
PRINTING & PUBLISHING - 1.20%
Harland Clarke Holdings Corp. 6.00%, 08/02/2019 (a)	380,000	363,850
McGraw Hill Global Education Holdings, LLC 4.75%, 03/22/2019 (a)	721,502	707,371
Quad/Graphics, Inc. 4.25%, 04/28/2021 (a)	1,001,538	886,361
Time, Inc. 4.25%, 04/26/2021 (a)	246,250	243,480
Tribune Publishing Co. 5.75%, 08/04/2021 (a)	1,051,710	971,517
		3,172,579
RESTAURANTS - 0.33%
Burger King Corp. 3.75%, 12/10/2021 (a)	891,316	884,631

STEEL PRODUCERS & PRODUCTS - 0.25%
MRC Global 4.75%, 11/08/2019 (a)	712,762	666,433

SUPPORT - SERVICES - 10.00%
Access CIG, LLC 6.00%, 10/18/2021 (a)	1,237,504	1,227,839
Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021 (a)	1,595,860	1,539,119
Allied Security Holdings, LLC 4.25%, 02/12/2021 (a)	471,772	459,978
Aramark Corp. 3.25%, 02/24/2021 (a)	990,044	982,208
Asurion Incremental 5.00%, 05/24/2019 (a)	1,243,506	1,168,510
Asurion LLC 5.00%, 08/31/2022 (a)	1,492,500	1,368,623
Brand Energy & Infrastructure Services, Inc. 4.75%, 11/26/2020 (a)(d)	1,658,627	1,572,063
Brickman Group Ltd., LLC 4.00%, 12/18/2020 (a)	2,819,908	2,739,004
Coinmach Corp. 4.253%, 11/14/2019 (a)	2,153,558	2,074,415

	Principal	Fair
	Amount	Value
SUPPORT - SERVICES - 10.00% - Continued
Garda World Security Corp.
4.003%, 11/06/2020 (a)(d)	$634,224	$606,476
4.003%, 11/06/2020 (a)(d)	162,243	155,145
Hertz Corp.
1.00%, 03/12/2018 (a)	616,789	610,622
3.75%, 03/12/2018 (a)	853,590	852,843
Information Resources, Inc. 4.753%, 09/30/2020 (a)	619,120	616,024
Learning Care Group (US) No. 2, Inc. 5.00%, 05/05/2021 (a)	1,215,075	1,210,142
Lineage Logistics, LLC 4.50%, 04/07/2021 (a)	1,158,396	1,059,933
Moneygram International, Inc. 4.25%, 03/27/2020 (a)	723,866	664,147
Pods, Inc., LLC 5.25%, 01/28/2022 (a)	1,488,752	1,470,143
Renaissance Learning, Inc. 4.50%, 04/09/2021 (a)	1,211,991	1,164,015
Sedgwick Claims Management Services 3.75%, 03/01/2021 (a)	1,473,931	1,417,737
The ServiceMaster Co., LLC 4.25%, 07/01/2021 (a)	1,563,128	1,549,060
TransUnion, LLC 3.50%, 04/09/2021 (a)	2,003,678	1,951,081
		26,459,127
TECHNOLOGY - 6.67%
Avago Technologies Cayman Ltd.
3.75%, 05/06/2021 (a)	1,389,811	1,387,789
4.00%, 11/13/2022 (a)(d)	2,825,000	2,800,507
Avaya, Inc. 4.691%, 10/24/2017 (a)	484,158	374,315
BMC Foreign Holding Co. 5.00%, 09/10/2020 (a)	702,699	577,970
BMC Software Finance, Inc. 5.00%, 09/10/2020 (a)	417,225	345,104
Dell International, LLC 4.00%, 04/29/2020 (a)	2,835,750	2,818,523
Entegris, Inc. 3.50%, 04/30/2021 (a)	335,707	332,908
First Data Corp. 3.687%, 03/23/2018 (a)	794,082	785,093
Greeneden U.S. Holdings II, LLC 4.00%, 02/10/2020 (a)	1,199,655	1,181,289
Infor (US), Inc. 3.75%, 06/03/2020 (a)	1,653,258	1,556,476
Informatica Corp. 4.50%, 06/03/2022 (a)	698,250	673,937
Kronos, Inc. 4.50%, 10/30/2019 (a)	1,080,962	1,066,104
Linxens France S.A. 5.00%, 07/30/2022 (a)	750,000	733,751
Mitel U.S. Holdings, Inc. 5.50%, 05/31/2022 (a)	720,190	713,291
TransFirst, Inc. 4.75%, 11/12/2021 (a)	1,546,158	1,536,495
TTM Technologies, Inc. 6.00%, 05/07/2021 (a)	548,625	497,877
Vantiv, LLC 3.75%, 06/13/2021 (a)	273,696	273,182
		17,654,611
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 4.45%
Altice Financing S.A. 5.25%, 01/28/2022 (a)	1,741,250	1,737,445
Communications Sales & Leasing, Inc. 5.00%, 10/24/2022 (a)	1,293,500	1,199,314
Equinix, Inc. 4.00%, 12/08/2022 (a)(d)	500,000	502,500
Level 3 Financing, Inc. 3.50%, 05/31/2022 (a)	2,194,082	2,163,913
Lightower Fiber Networks 4.00%, 04/13/2020 (a)	1,955,555	1,909,600
Numericable U.S., LLC
4.50%, 05/21/2020 (a)	1,251,595	1,208,809
4.50%, 05/21/2020 (a)	1,446,702	1,397,247
Peak 10, Inc. 5.00%, 06/17/2021 (a)	562,193	554,226
T-Mobile USA, Inc. 3.50%, 11/09/2022 (a)	435,000	435,544
Zayo Group, LLC 3.75%, 05/06/2021 (a)	675,006	665,360
		11,773,958
TRANSPORTATION EXCLUDING AIR & RAIL - 0.22%
XPO Logistics, Inc. 5.50%, 11/01/2021 (a)	575,000	573,321

	Principal	Fair
	Amount	Value
UTILITIES - ELECTRIC - 2.11%
Calpine Construction Co., LP 3.00%, 05/04/2020 (a)	$463,125	$438,232
Calpine Corp.
4.00%, 10/30/2020 (a)	453,467	443,264
3.50%, 05/27/2022 (a)	1,592,000	1,522,349
EFS Cogen Holdings I, LLC 3.75%, 12/17/2020 (a)	524,487	508,752
Energy Future Intermediate Holding Co., LLC 4.25%, 06/19/2016 (a)	400,000	399,300
Sandy Creek Energy Associates, LP 5.00%, 11/09/2020 (a)	1,156,761	814,360
TPF II Power, LLC 5.50%, 09/24/2021 (a)	1,475,476	1,449,656
		5,575,913
UTILITIES - GAS - 0.85%
Azure Midstream Energy, LLC 7.50%, 11/15/2018 (a)(d)	640,822	381,289
Penn Products Terminals, LLC 4.75%, 03/19/2022 (a)	1,736,875	1,641,347
Southcross Holdings, LP 6.00%, 08/04/2021 (a)	418,625	238,616
		2,261,252
TOTAL BANK LOANS (Cost $237,269,883)		224,557,214

CORPORATE BONDS - 12.71%
AEROSPACE & DEFENSE - 0.19%
Bombardier, Inc. 7.50%, 03/15/2018 (b)(c)	500,000	490,000

CONSUMER PRODUCTS - 0.38%
NBTY, Inc. 9.00%, 10/01/2018	1,000,000	1,014,890

FINANCE - BANKING - 1.56%
Ally Financial, Inc.
5.50%, 02/15/2017	800,000	826,000
4.75%, 09/10/2018	1,300,000	1,334,125
CIT Group, Inc. 6.625%, 04/01/2018 (c)	1,850,000	1,956,375
		4,116,500
FINANCE - SERVICES - 0.75%
International Lease Finance Corp. 8.75%, 03/15/2017 (a)	1,850,000	1,974,875

GAMING - 0.99%
Pinnacle Entertainment, Inc. 7.50%, 04/15/2021	2,500,000	2,618,750

HEALTHCARE - 1.36%
CHS/Community Health Systems, Inc. 8.00%, 11/15/2019	2,500,000	2,531,250
Tenet Healthcare Corp. 6.25%, 11/01/2018	1,000,000	1,057,500
		3,588,750
MEDIA - CABLE - 1.57%
Cablevision Systems Corp. 8.625%, 09/15/2017	2,500,000	2,637,500
DISH DBS Corp. 4.25%, 04/01/2018	1,500,000	1,507,500
		4,145,000
MEDIA DIVERSIFIED & SERVICES - 0.25%
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/2020	700,000	649,250

PACKAGING - 0.39%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 6.875%, 02/15/2021	1,000,000	1,032,500

STEEL PRODUCERS & PRODUCTS - 0.22%
ArcelorMittal S.A. 5.125%, 06/01/2020 (b)	700,000	584,500

SUPPORT - SERVICES - 0.54%
Hertz Corp. 6.75%, 04/15/2019	1,400,000	1,433,600

TECHNOLOGY - 0.41%
CommScope, Inc. 6.625%, 06/01/2020 (c)	550,000	558,250
First Data Corp. 6.75%, 11/01/2020 (c)	500,000	525,625
		1,083,875

	Principal	Fair
	Amount	Value
TELECOMMUNICATIONS - SATELLITES - 1.14%
Intelsat Jackson Holdings S.A. 7.25%, 04/01/2019 (b)	$1,075,000	$991,688
Telesat Canada/Telesat, LLC 6.00%, 05/15/2017 (b)(c)	2,000,000	2,020,000
		3,011,688
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 1.97%
Sprint Communications, Inc. 9.00%, 11/15/2018 (c)	2,525,000	2,663,875
T-Mobile USA, Inc. 6.464%, 04/28/2019	2,500,000	2,580,800
		5,244,675
UTILITIES - ELECTRIC - 0.99%
NRG Energy, Inc. 7.625%, 01/15/2018	2,500,000	2,618,750
TOTAL CORPORATE BONDS (Cost $34,257,292)		33,607,603

	Shares
SHORT-TERM INVESTMENTS - 2.73%
MONEY MARKET FUND - 2.73%
Fidelity Government Portfolio - Institutional Class, 0.12% (a)(e)	7,227,286	7,227,286
TOTAL SHORT-TERM INVESTMENTS (Cost $7,227,286)		7,227,286
Total Investments (Cost $278,754,461) - 100.34%		265,392,103
Liabilities in Excess of Other Assets - (0.34%)		(900,103)
TOTAL NET ASSETS - 100.00%		$264,492,000

	Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2015.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has
	deemed this security to be liquid based upon procedures approved by the Board of Trustees. As
	of December 31, 2015 the value of these investments as $8,214,125 or 3.11% of net assets.
(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
	December 31, 2015 the value of these investements was $10,208,327 or 3.86% of net assets
(e)	Rate shown is the 7-day yield as of December 31, 2015.

	The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows:

	Cost of investments	$278,775,409
	Gross unrealized appreciation	545,430
	Gross unrealized depreciation	(13,928,736)
	Net unrealized appreciation	$(13,383,306)

	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. Please refer
	to the notes to financial statements section in the Fund's upcoming annual report for federal tax information.

Shenkman Short Duration High Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 14.06%
AEROSPACE & DEFENSE - 0.43%
TransDigm, Inc. 3.75%, 02/28/2020 (a)	$498,715	$487,770

AUTOMOTIVE - 0.02%
The Goodyear Tire & Rubber Co. 3.75%, 04/30/2019 (a)	25,000	25,036

BEVERAGE & FOOD - 0.59%
Allflex Holdings III, Inc. 4.25%, 07/17/2020 (a)	692,911	681,360

CHEMICALS - 0.40%
Orion Engineered Carbons 5.00%, 07/23/2021 (a)	456,047	456,332

ENVIRONMENTAL - 1.59%
Advanced Disposal Services, Inc. 3.75%, 10/09/2019 (a)	900,000	873,563
Waste Industries USA, Inc. 4.25%, 02/02/2022 (a)	496,250	496,250
Wheelabrator Technologies
5.00%, 12/17/2021 (a)	474,138	426,328
5.00%, 12/17/2021 (a)	21,073	18,948
		1,815,089
FINANCE - INSURANCE - 0.78%
HUB International Ltd. 4.00%, 10/02/2020 (a)	494,962	468,514
National Financial Partners Corp. 4.50%, 07/01/2020 (a)	445,491	429,155
		897,669
FINANCE - SERVICES - 0.97%
AlixPartners LLP 4.50%, 07/23/2022 (a)	798,000	793,515
Virtu Financial 5.25%, 11/8/2019 (a)	193,681	192,713
Walter Investment Management Corp. 4.75%, 12/18/2020 (a)	142,375	123,244
		1,109,472
FOOD & DRUG RETAILERS - 0.50%
BJ's Wholesale Club, Inc. 4.50%, 09/26/2019 (a)	594,451	571,416

GAMING - 1.15%
Amaya B.V. 5.00%, 08/02/2021 (a)	592,523	559,934
Aristocrat Leisure Ltd. 4.75%, 10/20/2021 (a)	563,077	561,669
Station Casinos LLC 4.25%, 03/02/2020 (a)	203,516	199,892
		1,321,495
GENERAL INDUSTRIAL MANUFACTURING - 0.41%
Gardner Denver, Inc. 4.25%, 07/30/2020 (a)	195,500	176,585
WTG Holdings III Corp. 4.75%, 01/15/2021 (a)	294,000	289,590
		466,175
LEISURE & ENTERTAINMENT - 0.42%
Formula One Group 4.75%, 07/30/2021 (a)	500,000	485,000

MEDIA - BROADCAST - 0.27%
Cumulus Media Holdings, Inc. 4.25%, 12/23/2020 (a)	400,000	306,000

MEDIA - CABLE - 0.46%
WideOpenWest Finance, LLC 4.50%, 04/01/2019 (a)	544,807	526,592

MEDIA DIVERSIFIED & SERVICES - 0.47%
IMG Worldwide, Inc. 5.25%, 05/06/2021 (a)	541,750	533,624

NON-FOOD & DRUG RETAILERS - 0.19%
Neiman Marcus Group, Inc. 4.25%, 10/23/2020 (a)	245,011	217,575

	Principal	Fair
	Amount	Value
PACKAGING - 1.10%
Exopack Holding Corp. 4.50%, 5/8/2019 (a)(c)(d)	$79,137	$77,060
Husky Injection Moldings Systems Ltd. 4.25%, 06/30/2021 (a)	392,957	378,712
Mauser Group 4.50%, 07/31/2021 (a)	345,625	339,058
Signode Industrial Group Lux S.A. 3.75%, 04/30/2021 (a)	484,293	468,149
		1,262,979
SUPPORT - SERVICES - 1.67%
Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021 (a)	494,987	477,388
Asurion LLC
5.00%, 05/24/2019 (a)	213,747	200,856
5.00%, 08/31/2022 (a)	569,617	522,339
Coinmach Service Corp. 4.253%, 11/14/2019 (a)	594,000	572,171
Moneygram International, LLC 4.25%, 03/27/2020 (a)	145,875	133,840
		1,906,594
TECHNOLOGY - 0.82%
Avago Technologies Cayman Ltd. 4.00%, 11/13/2022 (a)(d)	750,000	743,497
Dell International, LLC 4.00%, 04/29/2020 (a)	196,513	195,319
		938,816
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 1.82%
Communications Sales & Leasing, Inc. 5.00%, 10/24/2022 (a)	497,500	461,275
Equinix, Inc. 4.00%, 12/08/2022 (a)(d)	900,000	904,500
Lightower Fiber Networks 4.00%, 04/13/2020 (a)	146,250	142,813
Numericable U.S., LLC
4.50%, 05/21/2020 (a)	318,475	307,588
4.50%, 05/21/2020 (a)	275,525	266,106
		2,082,282
TOTAL BANK LOANS (Cost $16,574,986)		16,091,276

CORPORATE BONDS - 75.00%
AEROSPACE & DEFENSE - 1.03%
Bombardier, Inc.
7.50%, 03/15/2018 (b)(c)	450,000	441,000
5.50%, 09/15/2018 (b)(c)	500,000	461,300
Kratos Defense & Security Solutions, Inc. 7.00%, 05/15/2019 (d)	108,000	74,115
Spirit AeroSystems, Inc. 6.75%, 12/15/2020	200,000	207,125
		1,183,540
AUTOMOTIVE - 4.41%
American Axle & Manufacturing, Inc. 7.75%, 11/15/2019	600,000	666,000
Dana Holding Corp. 6.75%, 02/15/2021	550,000	567,187
General Motors Financial Company, Inc. 4.75%, 08/15/2017	500,000	518,422
Schaeffler Holding Finance B.V.
6.875%, 08/15/2018 (b)(c)	500,000	516,250
6.25%, 11/15/2019 (b)(c)	500,000	524,375
Tenneco, Inc. 6.875%, 12/15/2020	1,075,000	1,118,000
The Goodyear Tire & Rubber Co. 6.50%, 03/01/2021	700,000	738,500
ZF North America Capital, Inc. 4.00%, 04/29/2020 (c)	400,000	404,800
		5,053,534
BEVERAGE & FOOD - 0.74%
Constellation Brands, Inc. 7.25%, 05/15/2017	700,000	747,250
Dean Foods Co. 6.90%, 10/15/2017	100,000	105,750
		853,000
BUILDING & CONSTRUCTION - 0.98%
Lennar Corp. 4.75%, 12/15/2017	600,000	619,500
Standard Pacific Corp. 8.375%, 05/15/2018	450,000	504,450
		1,123,950
BUILDING MATERIALS - 2.20%
HD Supply, Inc. 7.50%, 07/15/2020	950,000	992,750
Nortek, Inc. 8.50%, 04/15/2021	400,000	417,040
USG Corp.
6.30%, 11/15/2016	400,000	414,240
9.75%, 01/15/2018 (a)	150,000	167,625
7.875%, 03/30/2020 (c)	500,000	526,250
		2,517,905

	Principal	Fair
	Amount	Value
CHEMICALS - 1.01%
Axalta Coating Systems, LLC 7.375%, 05/01/2021 (c)	$450,000	$475,594
PQ Corp. 8.75%, 11/01/2018 (c)	700,000	681,625
		1,157,219
CONSUMER PRODUCTS - 2.10%
Jarden Corp. 7.50%, 05/01/2017	550,000	565,125
NBTY, Inc. 9.00%, 10/01/2018	750,000	761,168
Prestige Brands, Inc. 8.125%, 02/01/2020	850,000	884,000
Spectrum Brands, Inc. 6.375%, 11/15/2020	178,000	190,015
		2,400,308
ENVIRONMENTAL - 1.65%
Casella Waste Systems, Inc. 7.75%, 02/15/2019 (d)	450,000	448,875
Clean Harbors, Inc. 5.25%, 08/01/2020	800,000	820,000
Covanta Holding Corp. 7.25%, 12/01/2020	600,000	621,000
		1,889,875
FINANCE - BANKING - 3.46%
Ally Financial, Inc.
5.50%, 02/15/2017	50,000	51,625
6.25%, 12/01/2017	775,000	814,719
4.75%, 09/10/2018	625,000	641,406
3.50%, 01/27/2019	500,000	494,375
CIT Group, Inc.
5.00%, 05/15/2017	700,000	722,750
5.25%, 03/15/2018	500,000	517,500
6.625%, 04/01/2018 (c)	382,000	403,965
5.50%, 02/15/2019 (c)	300,000	314,250
		3,960,590
FINANCE - SERVICES - 3.94%
AerCap Aviation Solutions B.V. 6.375%, 05/30/2017 (b)	600,000	624,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.25%, 07/01/2020 (b)	550,000	555,500
Aircastle Ltd.
6.75%, 04/15/2017 (b)	750,000	784,222
4.625%, 12/15/2018 (b)	300,000	307,500
International Lease Finance Corp.
5.75%, 05/15/2016	50,000	50,750
8.75%, 03/15/2017 (a)	100,000	106,750
7.125%, 09/01/2018 (c)	225,000	247,219
6.25%, 05/15/2019	675,000	724,781
Nationstar Mortgage, LLC/Nationstar Capital Corp. 6.50%, 08/01/2018	100,000	97,500
Navient Corp.
6.00%, 01/25/2017	250,000	256,875
5.50%, 01/15/2019	250,000	234,375
Springleaf Finance Corp. 6.90%, 12/15/2017	500,000	518,750
		4,508,222
FORESTRY & PAPER - 0.50%
Boise Cascade Co. 6.375%, 11/01/2020	550,000	569,250

GAMING - 4.12%
GLP Capital LP/GLP Financing II, Inc. 4.375%, 11/01/2018	625,000	621,875
Isle of Capri Casinos, Inc. 8.875%, 06/15/2020	500,000	527,500
MGM Resorts International
7.50%, 06/01/2016	800,000	816,752
7.625%, 01/15/2017	500,000	522,500
Peninsula Gaming, LLC 8.375%, 02/15/2018 (c)	550,000	561,000
Pinnacle Entertainment, Inc. 7.50%, 04/15/2021	1,415,000	1,482,212
Scientific Games Corp. 8.125%, 09/15/2018	250,000	183,750
		4,715,589

	Principal	Fair
	Amount	Value
GENERAL INDUSTRIAL MANUFACTURING - 1.74%
Anixter, Inc. 5.625%, 05/01/2019	$500,000	$521,875
Case New Holland Industrial, Inc. 7.875%, 12/01/2017	500,000	531,250
CNH Industrial America, LLC
7.25%, 01/15/2016	250,000	250,375
6.25%, 11/01/2016	675,000	691,031
		1,994,531
HEALTHCARE - 10.54%
Alere, Inc. 7.25%, 07/01/2018	850,000	872,312
Capsugel S.A. 7.00%, 05/15/2019 (b)(c)	300,000	293,062
CHS/Community Health Systems, Inc.
5.125%, 08/15/2018	750,000	757,500
8.00%, 11/15/2019	800,000	810,000
Fresenius Medical Care US Finance, Inc. 6.875%, 07/15/2017	800,000	858,000
HCA, Inc. 3.75%, 03/15/2019	1,000,000	1,010,000
IMS Health, Inc. 6.00%, 11/01/2020 (c)	950,000	980,875
LifePoint Health, Inc. 6.625%, 10/01/2020	750,000	778,373
Mallinckrodt International Finance S.A.
3.50%, 04/15/2018 (b)	425,000	405,875
4.875%, 04/15/2020 (b)(c)	450,000	435,375
MedAssets, Inc. 8.00%, 11/15/2018	506,000	516,120
MPT Operating Partnership LP/MPT Finance Corp. 6.875%, 05/01/2021	825,000	860,063
Service Corp. International
7.00%, 06/15/2017	600,000	643,500
7.625%, 10/01/2018	175,000	196,219
Tenet Healthcare Corp.
6.25%, 11/01/2018	600,000	634,500
5.00%, 03/01/2019	250,000	231,875
3.837%, 06/15/2020 (a)(c)	600,000	588,000
Universal Health Services, Inc. 7.125%, 06/30/2016	100,000	102,625
VPI Escrow Corp. 6.375%, 10/15/2020 (c)	350,000	339,500
VPII Escrow Corp. 6.75%, 08/15/2018 (b)(c)	350,000	348,600
VRX Escrow Corp. 5.375%, 03/15/2020 (b)(c)	425,000	401,625
		12,063,999
LEISURE & ENTERTAINMENT - 0.64%
Live Nation Entertainment, Inc. 7.00%, 09/01/2020 (c)	700,000	728,000

MEDIA - BROADCAST - 2.03%
AMC Networks, Inc. 7.75%, 07/15/2021	800,000	844,000
Entercom Radio LLC 10.50%, 12/01/2019	350,000	364,000
Gannett Co., Inc. 7.125%, 09/01/2018	83,000	84,764
Gray Television, Inc. 7.50%, 10/01/2020	500,000	515,625
Nexstar Broadcasting, Inc. 6.875%, 11/15/2020	500,000	513,125
		2,321,514
MEDIA - CABLE - 3.71%
Cablevision Systems Corp.
8.625%, 09/15/2017	450,000	474,750
7.75%, 04/15/2018	300,000	312,750
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, 06/01/2020	500,000	521,875
6.50%, 04/30/2021	750,000	781,406
CSC Holdings, LLC 7.625%, 07/15/2018	200,000	211,000
DISH DBS Corp. 4.25%, 04/01/2018	750,000	753,750
STARZ, LLC/STARZ Financial Corp. 5.00%, 09/15/2019	650,000	659,750
UPCB Finance V Ltd. 7.25%, 11/15/2021 (b)(c)	495,000	527,794
		4,243,075
MEDIA DIVERSIFIED & SERVICES - 0.65%
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/2020	250,000	231,875
MDC Partners, Inc. 6.75%, 04/01/2020 (b)(c)	500,000	516,875
		748,750

	Principal	Fair
	Amount	Value
METALS & MINING EXCLUDING STEEL - 0.25%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp. 8.50%, 12/15/2019 (d)	$175,000	$88,375
Novelis, Inc. 8.375%, 12/15/2017 (b)	200,000	195,500
		283,875
NON-FOOD & DRUG RETAILERS - 1.53%
Family Tree Escrow LLC 5.25%, 03/01/2020 (c)	800,000	830,000
Hanesbrands, Inc. 6.375%, 12/15/2020	775,000	802,319
Jo-Ann Stores, Inc. 8.125%, 03/15/2019 (c)	150,000	120,750
		1,753,069
OIL & GAS - 1.46%
Chesapeake Energy Corp.
3.25%, 03/15/2016	200,000	192,500
6.50%, 08/15/2017	600,000	303,000
7.25%, 12/15/2018	275,000	110,000
3.539%, 04/15/2019 (a)	100,000	28,250
Seadrill Ltd. 6.125%, 09/15/2017 (b)(c)(e)(d)	250,000	126,563
SESI, LLC 6.375%, 05/01/2019	350,000	325,720
Trinidad Drilling Ltd. 7.875%, 01/15/2019 (b)(c)(d)	500,000	442,500
WPX Energy, Inc. 5.25%, 01/15/2017	150,000	141,000
		1,669,533
PACKAGING - 3.22%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 3.286%, 12/15/2019 (a)(b)(c)	1,050,000	1,029,000
Ball Corp. 4.375%, 12/15/2020	350,000	356,125
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc. 5.625%, 12/15/2016 (b)(c)	150,000	148,688
Crown Americas LLC / Crown Americas Capital Corp III 6.25%, 02/01/2021	500,000	516,875
Exopack Holding Corp. 10.00%, 06/01/2018 (d)	204,000	194,820
Greif, Inc. 6.75%, 02/01/2017	250,000	262,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu
8.50%, 05/15/2018	300,000	297,000
6.875%, 02/15/2021	850,000	877,625
		3,682,633
REAL ESTATE DEVELOPMENT & MANAGEMENT - 0.42%
Realogy Group, LLC 3.375%, 05/01/2016 (c)	475,000	477,062

STEEL PRODUCERS & PRODUCTS - 0.17%
ArcelorMittal S.A. 6.00%, 08/05/2020 (b)(e)	250,000	200,937

SUPPORT - SERVICES - 6.38%
Alliance Data Systems Corp. 5.25%, 12/01/2017 (c)	543,000	551,145
Aramark Services, Inc. 5.75%, 03/15/2020	1,325,000	1,373,031
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 4.875%, 11/15/2017	350,000	358,750
Carlson Travel Holdings, Inc. 7.50%, 08/15/2019 (c)	200,000	197,500
Carlson Wagonlit B.V. 6.875%, 06/15/2019 (b)(c)	525,000	539,437
Hertz Corp.
7.50%, 10/15/2018	200,000	204,500
6.75%, 04/15/2019	1,350,000	1,382,400
Interactive Data Corp. 5.875%, 04/15/2019 (c)	150,000	153,750
Iron Mountain, Inc. 6.00%, 10/01/2020 (c)	1,000,000	1,057,500
Safway Group Holdings 7.00%, 05/15/2018 (c)(d)	475,000	476,188
United Rentals North America, Inc. 7.375%, 05/15/2020	950,000	1,004,625
		7,298,826
TECHNOLOGY - 3.27%
Alcatel-Lucent USA, Inc.
4.625%, 07/01/2017	500,000	513,750
8.875%, 01/01/2020 (c)	500,000	531,875
CommScope, Inc.
6.625%, 06/01/2020 (c)	600,000	609,000
4.375%, 06/15/2020 (c)	225,000	227,250
First Data Corp. 6.75%, 11/01/2020 (c)	1,025,000	1,077,531
NXP B.V./NXP Funding, LLC
3.50%, 09/15/2016 (b)(c)	250,000	250,625
3.75%, 06/01/2018 (b)(c)	528,000	531,960
		3,741,991

	Principal	Fair
	Amount	Value
TELECOMMUNICATIONS - SATELLITES - 2.79%
Hughes Satellite Systems Corp. 6.50%, 06/15/2019	$723,000	$781,744
Intelsat Jackson Holdings S.A. 7.25%, 04/01/2019 (b)	950,000	876,375
Telesat Canada/Telesat LLC 6.00%, 05/15/2017 (b)(c)	700,000	707,000
ViaSat, Inc. 6.875%, 06/15/2020	800,000	831,000
		3,196,119
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 5.24%
CenturyLink, Inc. 6.00%, 04/01/2017	325,000	337,593
Frontier Communications Corp. 8.25%, 04/15/2017	525,000	553,219
Level 3 Financing, Inc.
3.914%, 01/15/2018 (a)	150,000	150,938
7.00%, 06/01/2020	1,175,000	1,230,812
Numericable Group S.A. 4.875%, 05/15/2019 (b)(c)	200,000	198,750
SBA Communications Corp. 5.625%, 10/01/2019	959,000	1,003,354
Sprint Communications, Inc. 9.00%, 11/15/2018 (c)	850,000	896,750
T-Mobile USA, Inc. 6.464%, 04/28/2019	1,175,000	1,212,976
Wind Acquisition Finance SA 6.50%, 04/30/2020 (b)(c)	400,000	420,000
		6,004,392
TRANSPORTATION EXCLUDING AIR & RAIL - 0.40%
XPO Logistics, Inc. 7.875%, 09/01/2019 (c)	450,000	459,234

UTILITIES - ELECTRIC - 2.09%
AES Corp. 3.283%, 06/01/2019 (a)	650,000	598,000
Dynegy, Inc. 6.75%, 11/01/2019	200,000	189,000
NRG Energy, Inc.
7.625%, 01/15/2018	500,000	523,750
8.25%, 09/01/2020	725,000	706,875
Talen Energy Supply, LLC 4.625%, 07/15/2019 (c)(e)	500,000	377,500
		2,395,125
UTILITIES - GAS - 2.33%
AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, 05/20/2020	250,000	244,375
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 08/20/2019	575,000	553,437
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125%, 07/15/2019 (d)	300,000	238,500
NuStar Logistics LP 8.15%, 04/15/2018 (d)(e)	750,000	769,688
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375%, 08/01/2021	600,000	579,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 01/15/2018 (c)	300,000	279,000
		2,664,000
TOTAL CORPORATE BONDS (Cost $88,053,286)		85,859,647

	Shares
SHORT-TERM INVESTMENTS - 12.40%
MONEY MARKET FUND - 12.40%
Fidelity Government Portfolio - Institutional Class, 0.12% (a)(f)	14,192,561	14,192,561
TOTAL SHORT-TERM INVESTMENTS (Cost $14,192,561)		14,192,561
Total Investments (Cost $118,820,833) - 101.46%		116,143,484
Liabilities in Excess of Other Assets - (1.46%)		(1,670,515)
TOTAL NET ASSETS - 100.00%		$114,472,969

	Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2015.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has
	deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As
	of December 31, 2015 the value of these investments as $23,510,952 or 20.54% of net assets.
(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
	December 31, 2015 the value of these investements was $4,584,681 or 4.01% of net assets
(e)	Represents a step bond. The rate shown represents the rate as of December 31, 2015.
(f)	Rate shown is the 7-day yield as of December 31, 2015.

	The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows:

	Cost of investments	$118,822,858
	Gross unrealized appreciation	247,016
	Gross unrealized depreciation	(2,926,390)
	Net unrealized appreciation	$(2,679,374)

	Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. Please refer
	to the notes to financial statements section in the Fund's upcoming annual report for federal tax information.

Summary of Fair Value Measurements at December 31, 2015 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price. These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value. Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Funds' Board.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that a Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' securities as of December 31, 2015:

Shenkman Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$224,557,214	$-	$224,557,214
Corporate Bonds	-	33,607,603		33,607,603
Total Fixed Income	-	258,164,817	-	258,164,817
Short-Term Investments	7,227,286	-	-	7,227,286
Total Investments	$7,227,286	$258,164,817	$-	$265,392,103

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at December 31, 2015. There were no level 3 securities held in the Fund during the period ended December 31, 2015.

Shenkman Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$16,091,276	$-	$16,091,276
Corporate Bonds	-	85,859,647		85,859,647
Total Fixed Income	-	101,950,923	-	101,950,923
Short-Term Investments	14,192,561	-	-	14,192,561
Total Investments	$14,192,561	$101,950,923	$-	$116,143,484

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at December 31, 2015. There were no level 3 securities held in the Fund during the period ended December 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date  February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date February 26, 2016

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date February 26, 2016

* Print the name and title of each signing officer under his or her signature.